Related Party Transactions - Schedule of Result of Transactions with Related Parties (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Net fee and commission income	$ 153,542	$ 140,999	$ 174,404
Income [member]
Disclosure of transactions between related parties [line items]
Interest and readjustments income (expense)	6,833	8,532	11,269
Net fee and commission income	1,242	504	3,232
Net income (loss) from financial operations	355,101	26,636	2,585
Operational support related expenses	275	500	901
Other income and (expenses)	80	211	207
Totals	363,531	36,383	18,194
Expense [member]
Disclosure of transactions between related parties [line items]
Interest and readjustments income (expense)	(1,272)	(4,955)	(7,328)
Net income (loss) from financial operations	(492,570)	(10,033)	(888)
Other income and (expenses)	(220)	(310)	(327)
Totals	$ (494,062)	$ (15,298)	$ (8,543)